Refinancing and restructuring operations	12 Months Ended
Dec. 31, 2020
Refinancing and restructuring operations [Abstract]
Refinancing and restructuring operations
13. Refinancing and restructuring operations
Policies and principles with respect to refinancing and restructuring operations
Refinancing and restructuring transactions are carried out with customers who have requested such an operation in order to meet their current loan payments if they are expected, or may be expected, to experience financial difficulty in making the payments in the future.
The basic aim of a refinancing and restructuring operation is to provide the customer with a situation of financial viability over time by adapting repayment of the loan incurred with the Group to the customer’s new situation of fund generation. The use of refinancing and restructuring for other purposes, such as to delay loss recognition, is contrary to the Group´s policies.
The Group’s refinancing and restructuring policies are based on the following general principles:

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Refinancing and restructuring is authorized according to the capacity of customers to pay the new installments. This is done by first identifying the origin of the payment difficulties and then carrying out an analysis of the customers’ viability, including an updated analysis of their economic and financial situation and capacity to pay and generate funds. If the customer is a company, the analysis also covers the situation of the industry in which it operates.

With the aim of increasing the solvency of the operation, new guarantees and/or guarantors of demonstrable solvency are obtained where possible. An essential part of this process is an analysis of the effectiveness of both the new and original guarantees.
This analysis is carried out from the overall customer or group perspective.
Refinancing and restructuring operations do not in general increase the amount of the customer’s loan, except for the expenses inherent to the operation itself.

•	The capacity to refinance and restructure loans is not delegated to the branches, but decided on by the risk units.
The decisions made are reviewed from time to time with the aim of evaluating full compliance with refinancing and restructuring policies.
In the case of retail customers (private individuals), the main aim of the Group’s policy on refinancing and restructuring loans is to avoid default arising from a customer’s temporary liquidity problems by implementing structural solutions that do not increase the balance of customer’s loan. The solution required is adapted to each case and the loan repayment is made easier, in accordance with the following principles:

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Analysis of the viability of operations based on the customer’s willingness and ability to pay, which may be reduced, but should nevertheless be present. The customer must therefore repay at least the interest on the operation in all cases. No arrangements may be concluded that involve a grace period for both principal and interest.

•	Refinancing and restructuring of operations is only allowed on those loans in which the Group originally entered into.

•	Customers subject to refinancing and restructuring operations are excluded from marketing campaigns of any kind.
Under restructuring or refinancing, the cure period is defined as 1 year from the latter of:

•	The moment of extending the restructuring measures.

•	The moment when the exposure has been classified as defaulted.

•	The end of grace period included in the restructuring arrangements.
Additionally, this period should not be shorter than the period during which material payment has been made by the customer.
During the cure period, facilities will have a PD of 100% assigned and classified in Stage 3.
Once the cure period for Stage 3 is finished, the contract refinancing and restructuring will be transferred to Stage 2 for two additional years.